Income Taxes (Details Narrative) (10K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforwards		$ 22,069,000	$ 16,226,000
Deferred tax assets valuation allowance		18,205,000	$ 9,554,000
Deferred tax asset changes in valuation allowance		$ 8,651,000
Effective tax rate	0.00%	0.00%	0.00%